Litigation - Poland (Details) - POLAND € in Millions, zł in Millions			12 Months Ended
	Dec. 28, 2020 EUR (€)	Dec. 28, 2020 PLN (zł)	Dec. 31, 2015 EUR (€) claim	Dec. 31, 2015 PLN (zł) claim
P4, pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought			€ 135	zł 630
Number of claims or lawsuits filed			2	2
Orange Polska and subsidiaries [member] | P4, pricing litigation first compensation claim [Member]
Disclosure of contingent liabilities [line items]
Damages sought			€ 68	zł 316
Orange Polska and subsidiaries [member] | P4, pricing litigation second compensation claim [Member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 67	zł 314